Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial information of associates and joint ventures [line items]
Beginning of investments	£ 55	£ 74
Exchange adjustments	(3)	(3)
Additions	43	0
Disposals	(2)	(7)
Distributions received	(15)	(11)
Net fair value movements through other comprehensive income	21	7
Profit/(loss) after tax recognised in the consolidated income statement	(3)	(5)	£ (2)
Ending of investments	96	55	74
Associates
Disclosure of financial information of associates and joint ventures [line items]
Beginning of investments	55	64
Exchange adjustments	(3)	(3)
Additions	43	0
Disposals	(2)	0
Distributions received	(15)	(11)
Net fair value movements through other comprehensive income	21	7
Profit/(loss) after tax recognised in the consolidated income statement	(3)	(2)
Ending of investments	96	55	64
Joint ventures
Disclosure of financial information of associates and joint ventures [line items]
Beginning of investments	0	10
Exchange adjustments	0	0
Additions	0	0
Disposals	0	(7)
Distributions received	0	0
Net fair value movements through other comprehensive income	0	0
Profit/(loss) after tax recognised in the consolidated income statement	0	(3)	(3)
Ending of investments	£ 0	£ 0	£ 10